Equity (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Billions		3 Months Ended	12 Months Ended
	Dec. 03, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2024	Feb. 24, 2025	Aug. 28, 2023
Disclosure of classes of share capital [line items]
Stock repurchase program, number of shares authorized to be repurchased			64,600,000	49,400,000
Number of shares repurchased price per share			$ 94.29	$ 80.15
Stock Repurchase Program, Authorized Amount		$ 6.1	$ 6.1	$ 4.0
Common stock shares authorized to be repurchased						90,000,000
Dividends per common share		$ 1.05	$ 4.20	$ 4.08
Dividends, payout ratio			50.00%	50.00%
Number of shares outstanding		1,689,000,000	1,689,000,000	1,750,000,000
Bottom of range [member]
Disclosure of classes of share capital [line items]
Dividends, target payout ratio			40.00%
Top of range [member]
Disclosure of classes of share capital [line items]
Stock Repurchase Program, Authorized Amount					$ 8.0
Common stock shares authorized to be repurchased					100,000,000
Dividends, target payout ratio			50.00%
Non-Cumulative 5-Year Fixed Rate Reset Preferred Shares NVCC, Series 26 [Member] | Limited Recourse Capital Notes [Member]
Disclosure of classes of share capital [line items]
Shares For Issue Under NVCC Provisions		1,700,000,000	1,700,000,000
Dividend Reinvestment Plan [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares			0.00%
Dividend Reinvestment Plan [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares			5.00%
Excluding Non Viability Contingent Capital Series Twenty Six [Member]
Disclosure of classes of share capital [line items]
Shares For Issue Under NVCC Provisions		600,000,000	600,000,000
Non Viability Contingent Capital [Member] | Subordinated Notes And Debentures [Member]
Disclosure of classes of share capital [line items]
Shares For Issue Under NVCC Provisions		3,300,000,000	3,300,000,000
No Discount [Member]
Disclosure of classes of share capital [line items]
Percent of discount, from share issuance			0.00%	0.00%
Major Ordinary Share Transactions [Member]
Disclosure of classes of share capital [line items]
Dividends common stock, per share	$ 1.08